Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 2,319,538	$ 2,403,924
Expenses
Other cost of sales	23,686	26,528
Depreciation and amortization	395,687	354,079
Asset impairment charge	0	1,481
Loss on foreign exchange	3,483	13,659
Costs and expenses, total	1,873,449	1,936,637
Operating income	446,089	467,287
Interest expense (note 9)	(363,576)	(308,440)
Income (loss) from long-term investments (note 8)	107,439	(123,244)
Other income (note 7)	27,458	39,309
Other net losses (note 18)	(26,962)	(121,706)
Pension and other post-employment non-service costs (note 10)	(14,097)	(19,885)
Gain on derivative financial instruments (note 23(b)(iv))	829	4,564
Nonoperating income (expense)	(268,909)	(529,402)
Earnings (loss) before income taxes	177,180	(62,115)
Income tax recovery (expense) from continuing operations (note 17)
Current	(18,199)	(5,864)
Deferred	(168,598)	42,919
Income tax expense	(186,797)	37,055
Earnings (loss) from continuing operations	(9,617)	(25,060)
Loss from discontinued operations	(1,506,276)	(8,245)
Net loss	(1,515,893)	(33,305)
Net effect of non-controlling interest from continuing operations (note 16)	74,920	10,617
Net effect of non-controlling interest from discontinued operations (note 24(b))	60,456	51,362
Net earnings (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	(1,380,517)	28,674
Series A Shares and Series D Shares dividend (note 15)	10,489	8,356
Net earnings (loss) attributable to common shareholders of AQN – basic (in shares)	(1,391,006)	20,318
Net earnings (loss) attributable to common shareholders of AQN – diluted (in shares)	$ (1,391,006)	$ 20,318
Basic net earnings (loss) per share from continuing operations (USD per share)	$ 0.07	$ (0.03)
Diluted net earnings (loss) per share from continuing operations (USD per share)	0.07	(0.03)
Basic net earnings (loss) per share from discontinued operations (USD per share)	(1.97)	0.06
Diluted net earnings (loss) per share from discontinued operations (USD per share)	(1.97)	0.06
Basic net loss per share (USD per share)	(1.90)	0.03
Diluted net loss per share (USD per share)	$ (1.90)	$ 0.03
Operating expenses
Expenses
Expenses	$ 879,950	$ 823,914
Regulated electricity distribution
Revenue
Revenue	1,276,138	1,295,497
Expenses
Expenses	365,718	429,760
Regulated natural gas distribution
Revenue
Revenue	546,436	621,173
Expenses
Expenses	183,245	267,122
Regulated water reclamation and distribution
Revenue
Revenue	406,068	399,052
Expenses
Expenses	21,467	19,564
Non-regulated energy sales
Revenue
Revenue	35,328	34,322
Expenses
Expenses	213	530
Other revenue
Revenue
Revenue	$ 55,568	$ 53,880